UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC  20549

               FORM 13F

          FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER END: SEPTEMBER 29 2000

CHECK HERE IF AMENDMENT { };  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE);  { } IS A RESTATEMENT
                                  { } ADDS NEW ENDINGS ENTRIES

INSTITUTIONAL INVENSTMENT MANAGER FILING THIS REPORT

NAME:          J.P.MORGAN VENTURES CORPORATION
ADDRESS:       60 WALL STREET
               NEW YORK , NY 10260
13F FILE NUMBER:     28-3389

THE  INSTITUTIONAL INVESTMENT  MANAGER FILING  THIS REPORT
AND THE PERSON BY WHOM IT IS SIGNED HEREBY  REPRESENT THAT
THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT ,
THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND
COMPLETE , AND  THAT  IT IS  UNDERSTOOD THAT ALL  REQUIRED
ITEMS ,  STATEMENTS ,  SCHEDULES , LISTS  AND  TABLES  ARE
CONSIDERED INTEGRAL PARTS OF THIS FORM

THE PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:          GRACE B. VOGEL
TITLE:         VICE PRESIDENT
PHONE:            212-648-4854
SIGNATURE, PLACE, AND DATE OF SIGNING:
GRACE B. VOGEL       NEW YORK , NY 10260   SEPTEMBER 29 2000

REPORT TYPE (CHECK ONLY ONE):

{ }      13F HOLDINGS REPORT

{X}      13F NOTICE

{ }      13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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             FORM 13F SUMMARY PAGE
REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS       :                   0
FORM 13F INFORMATION TABLE ENTRY TOTAL  :                   0
FORM 13F INFORMATION TABLE VALUE TOTAL  :                   0
LIST OF OTHER INCLUDED MANAGERS
NO.    13F FILE#    NAME

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                            FORM 13F INFORMATION TABLE                                         SEPTEMBER 29 2000      PAGE 333
                                 TITLE OF             VALUE     SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 CLASS      --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN MANAGERS       SOLE   SHARED     NONE

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